UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end:	November 30
Date of reporting period:	August 31, 2009

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
Coupon		Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.0%)
Pennsylvania (96.4%)

1 Abington PA School District TOB VRDO	0.270%	9/8/09	LOC	7,500		7,500
Adams County PA IDA (Gettysburg
College) VRDO	0.230%	9/8/09	LOC	5,750		5,750
1 Allegheny County PA GO TOB VRDO	0.440%	9/8/09	(13)	25,985		25,985
Allegheny County PA GO VRDO	0.310%	9/8/09	LOC	37,300		37,300
Allegheny County PA GO VRDO	0.310%	9/8/09	LOC	14,455		14,455
Allegheny County PA Higher Educ.
Building Auth. (Carnegie Mellon Univ.)
VRDO	0.150%	9/1/09		45,720		45,720
Allegheny County PA Higher Educ.
Building Auth. (Point Park Univ.) VRDO	0.290%	9/8/09	LOC	15,455		15,455
Allegheny County PA Hosp. Dev. Auth.
Rev. (Presbyterian Univ. Health System)
VRDO	0.220%	9/8/09	LOC	4,935		4,935
Allegheny County PA Hosp. Dev. Auth.
Rev. (Presbyterian Univ. Health System)
VRDO	0.230%	9/8/09	LOC	17,000		17,000
Allegheny County PA Hosp. Dev. Auth.
Rev. (Presbyterian Univ. Health System)
VRDO	0.230%	9/8/09	LOC	17,200		17,200
1 Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ of Pittsburgh Medical Center)
TOB VRDO	0.390%	9/8/09	LOC	54,990		54,990
1 Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ of Pittsburgh Medical Center)
TOB VRDO	0.390%	9/8/09	LOC	51,930		51,930
Allegheny County PA IDA Health Care
Rev. (Vincentian Collaborative) VRDO	0.290%	9/8/09	LOC	7,725		7,725
Allegheny County PA IDA Rev.
(Residential Rental) VRDO	0.580%	9/8/09	LOC	2,765		2,765
Allegheny County PA IDA Rev. (Western
PA School for Blind Children) PUT	1.300%	7/1/10		14,200		14,200
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.130%	9/1/09	LOC	26,400		26,400
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.150%	9/1/09	LOC	17,700		17,700
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.270%	9/8/09	LOC	23,200		23,200
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.270%	9/8/09	LOC	52,250		52,250
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.300%	9/8/09	LOC	60,500		60,500
Beaver County PA IDA PCR (Met Edison
Co.) VRDO	0.300%	9/8/09	LOC	10,000		10,000
Beaver County PA IDA PCR (FirstEnergy)
VRDO	0.320%	9/8/09	LOC	62,600		62,600

Beaver County PA IDA PCR (Pennsylvania
Electric Co. Project) VRDO	0.400%	9/8/09	LOC	9,000	9,000
Beaver County PA IDA PCR VRDO	0.770%	9/8/09		8,300	8,300
Berks County PA Hosp. Rev. (Reading
Hosp. & Medical Center) PUT	0.660%	1/14/10		11,000	11,000
1 Berks County PA Hosp. Rev. (Reading
Hosp. & Medical Center) TOB VRDO	0.390%	9/8/09	LOC	15,995	15,995
Berks County PA Hosp. Rev. (Reading
Hosp. & Medical Center) VRDO	0.240%	9/8/09		30,000	30,000
Berks County PA Hosp. Rev. (Reading
Hosp. & Medical Center) VRDO	0.280%	9/8/09		15,000	15,000
Berks County PA Hosp. Rev. (Reading
Hosp. & Medical Center) VRDO	0.280%	9/8/09		33,405	33,405
Berks County PA IDA (Kutztown Univ.)
VRDO	0.330%	9/8/09	LOC	14,115	14,115
Berks County PA Muni Auth. Incremental
Draw Rev. (Albright College) VRDO	0.280%	9/8/09	LOC	25,500	25,500
Bucks County PA IDA (Grand View Hosp.)
VRDO	0.220%	9/8/09	LOC	20,700	20,700
Bucks County PA IDA (Grand View Hosp.)
VRDO	0.250%	9/8/09	LOC	8,650	8,650
Bucks County PA IDA (Pennswood Village
Project) VRDO	0.350%	9/8/09	LOC	8,375	8,375
Bucks County PA IDA (Pennswood Village
Project) VRDO	0.350%	9/8/09	LOC	8,400	8,400
Bucks County PA IDA Econ. Dev. Rev.
(Law School Admission Council) VRDO	0.330%	9/8/09	LOC	15,300	15,300
Butler County PA General Auth. Rev.
(Hampton Township) VRDO	0.380%	9/8/09	(4)	21,480	21,480
Butler County PA General Auth. Rev.
(Hampton Township) VRDO	0.430%	9/8/09	(4)	7,175	7,175
Butler County PA Hosp. Auth. Rev. (Butler
Health System Project) VRDO	0.280%	9/8/09	LOC	6,440	6,440
Cambria County PA IDA Rev. (American
National Red Cross) VRDO	0.230%	9/8/09	LOC	4,500	4,500
Chambersburg PA Auth. Rev. (Wilson
College Project) VRDO	0.330%	9/8/09	LOC	31,180	31,180
Chester County PA Health & Educ. Fac.
Auth. Rev. (Jefferson Health System)
VRDO	0.240%	9/8/09		31,825	31,825
Chester County PA Health & Educ. Fac.
Auth. Rev. (Jefferson Health System)
VRDO	0.270%	9/8/09		13,255	13,255
Chester County PA IDA (Archdiocese of
Philadelphia) VRDO	0.220%	9/1/09	LOC	1,450	1,450
1 Chester County PA IDA Water Fac. Rev.
TOB VRDO	0.410%	9/8/09	(13)	15,935	15,935
1 Chester County PA TOB VRDO	0.320%	9/8/09		4,995	4,995
Cumberland County PA Muni. Auth. Rev.
(Asbury Obligated Group) VRDO	0.280%	9/8/09	LOC	5,470	5,470
Dallastown Area School Dist. VRDO	0.550%	9/8/09	(4)	7,000	7,000
Dauphin County PA General Auth. Hosp.
Rev. (Reading Hosp. & Medical Center)
VRDO	0.270%	9/8/09		7,855	7,855
Dauphin County PA VRDO	0.240%	9/8/09		7,625	7,625
Delaware County PA Auth. Rev.
(Haverford College) VRDO	0.190%	9/8/09		29,315	29,315

Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	0.330%	9/8/09	LOC	7,525	7,525
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	0.330%	9/8/09	LOC	12,525	12,525
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	0.430%	9/8/09	LOC	3,900	3,900
Delaware County PA IDA Airport Fac.
(United Parcel Service) VRDO	0.100%	9/1/09		37,200	37,200
Delaware County PA IDA PCR (BP
Exploration & Oil) VRDO	0.130%	9/1/09		27,450	27,450
Delaware County PA IDA PCR (BP
Exploration & Oil) VRDO	0.130%	9/1/09		1,800	1,800
Delaware County PA IDA Refunding
Resource Recovery Fac. (General
Electric Capital Corp.) VRDO	0.260%	9/8/09		8,595	8,595
Delaware County PA IDA Refunding
Resource Recovery Fac. (General
Electric Capital Corp.) VRDO	0.260%	9/8/09		44,100	44,100
1 Delaware County PA IDA Rev. (Aqua PA
Inc.) TOB VRDO	0.410%	9/8/09	(13)	9,915	9,915
Delaware County PA IDA Solid Waste
Rev. (Scott Paper Co.) VRDO	0.450%	9/8/09		17,000	17,000
Delaware County PA IDA Solid Waste
Rev. (Scott Paper Co.) VRDO	0.450%	9/8/09		14,900	14,900
Delaware County PA IDA Solid Waste
Rev. (Scott Paper Co.) VRDO	0.450%	9/8/09		21,675	21,675
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.220%	9/8/09	LOC	18,200	18,200
Doylestown PA Hosp. Auth. Hosp. Rev.
VRDO	0.250%	9/8/09	LOC	11,700	11,700
Emmaus PA General Auth. Rev. VRDO	0.270%	9/8/09	LOC	6,500	6,500
Emmaus PA General Auth. Rev. VRDO	0.300%	9/8/09	LOC	2,200	2,200
Emmaus PA General Auth. Rev. VRDO	0.300%	9/8/09	LOC	4,800	4,800
Emmaus PA General Auth. Rev. VRDO	0.300%	9/8/09	LOC	1,200	1,200
Fayette County PA Hosp. Auth. Rev.
(Fayette Regional Health System)
VRDO	0.290%	9/8/09	LOC	14,800	14,800
Franklin County PA IDA Rev. (Menno
Haven Inc. Project) VRDO	0.260%	9/8/09	LOC	6,380	6,380
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	0.120%	9/1/09		22,415	22,415
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	0.120%	9/1/09		6,150	6,150
1 Geisinger Health System Auth. of
Pennsylvania Rev. TOB VRDO	0.300%	9/8/09		11,250	11,250
1 Geisinger Health System Auth. of
Pennsylvania Rev. TOB VRDO	0.300%	9/8/09		4,975	4,975
1 Geisinger Health System Auth. of
Pennsylvania Rev. TOB VRDO	0.300%	9/8/09		8,620	8,620
Geisinger Health System Auth. of
Pennsylvania Rev. VRDO	0.130%	9/1/09		11,750	11,750
Geisinger Health System Auth. of
Pennsylvania Rev. VRDO	0.130%	9/1/09		22,500	22,500
Governor Mifflin PA School Dist. BAN	1.250%	5/15/10		3,000	3,012
Haverford Township PA School Dist.
VRDO	0.300%	9/8/09	LOC	5,000	5,000

Lancaster County PA Convention Center
Auth. Rev. (Hotel Room) VRDO	0.280%	9/8/09	LOC	39,695	39,695
Lancaster County PA Convention Center
Auth. Rev. (Hotel Room) VRDO	0.280%	9/8/09	LOC	10,600	10,600
Latrobe PA IDA Rev. (Greensburg
Diocese) VRDO	1.000%	9/8/09	LOC	4,610	4,610
Lehigh County PA General Purpose Hosp.
Auth. Rev. (Muhlenberg College) VRDO	0.280%	9/8/09	LOC	7,500	7,500
Lower Merion PA School Dist. GO VRDO	0.200%	9/8/09	LOC	5,000	5,000
Lower Merion PA School Dist. GO VRDO	0.230%	9/8/09	LOC	5,250	5,250
1 Luzerne County PA IDA (Water Facility)
TOB VRDO	0.520%	9/8/09	(13)	5,000	5,000
Manheim Township PA School Dist. VRDO	0.450%	9/8/09	(4)	11,925	11,925
Marple Newtown School Dist. TRAN	2.250%	6/30/10		5,415	5,494
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center) VRDO	0.270%	9/8/09	LOC	21,360	21,360
Montgomery County PA IDA PCR (Exelon
Generation Co.) CP	0.400%	9/1/09	LOC	9,150	9,150
Montgomery County PA IDA PCR (PECO
Energy) VRDO	0.350%	9/8/09	LOC	6,720	6,720
Montgomery County PA IDA Rev.
(Archdiocese Philadelphia) VRDO	0.250%	9/8/09	LOC	13,500	13,500
Montgomery County PA IDA Rev.
(Northwestern Human Services) VRDO	0.300%	9/8/09	LOC	11,880	11,880
Montgomery County PA IDA Rev. (The
Shipley School) VRDO	0.330%	9/8/09	LOC	14,500	14,500
North Penn PA School Dist. BAN	1.750%	4/15/10		22,000	22,145
Northampton County PA General Purpose
Auth. Univ. Rev. (Lafayette College)
VRDO	0.230%	9/8/09		18,000	18,000
Northampton County PA General Purpose
Auth. Univ. Rev. (Lafayette College)
VRDO	0.230%	9/8/09		3,120	3,120
Northampton County PA General Purpose
Auth. Univ. Rev. (Lafayette College)
VRDO	0.230%	9/8/09		10,850	10,850
1 Northampton County PA General Purpose
Auth. Univ. Rev. (Lehigh Univ.) TOB
VRDO	0.290%	9/8/09	LOC	21,375	21,375
Northampton County PA General Purpose
Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.220%	9/8/09		13,420	13,420
Northampton County PA General Purpose
Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.220%	9/8/09		20,825	20,825
Northampton County PA Higher Educ.
Auth. Rev. (Lehigh Univ.) VRDO	0.220%	9/8/09		4,700	4,700
Northeastern PA Hosp. & Educational
Auth. Rev. (Commonwealth Medical
College Project) VRDO	0.250%	9/8/09	LOC	5,700	5,700
Norwin PA School Dist. GO	5.000%	4/1/10	(Prere.)	6,390	6,557
Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (Jefferson Health) VRDO	0.300%	9/8/09		14,500	14,500
Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (PSEG Power) VRDO	0.360%	9/8/09	LOC	11,000	11,000
Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (Wenger's Feed Mill) VRDO	0.630%	9/8/09	LOC	5,655	5,655
1 Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (Wenger's Feed Mill) VRDO	0.630%	9/8/09	LOC	6,100	6,100

Pennsylvania Econ. Dev. Financing Auth.
Fac. Rev. (York Water Co. Project)
VRDO	0.440%	9/8/09	LOC	5,000	5,000
Pennsylvania Econ. Dev. Financing Auth.
VRDO	0.300%	9/8/09	LOC	40,000	40,000
Pennsylvania Econ. Dev. Financing Auth.
Wastewater Treatment Rev. (Sunoco
Inc.) VRDO	0.170%	9/8/09	LOC	29,700	29,700
Pennsylvania Econ. Dev. Financing Auth.
Wastewater Treatment Rev. (Sunoco
Inc.) VRDO	0.280%	9/8/09	LOC	12,875	12,875
Pennsylvania GO	4.750%	9/1/09		8,375	8,375
Pennsylvania GO	5.000%	9/1/09		8,235	8,235
Pennsylvania GO	5.000%	9/15/09		6,525	6,535
Pennsylvania GO	5.000%	10/1/09		9,000	9,024
Pennsylvania GO	5.000%	10/1/09		5,000	5,011
Pennsylvania GO	5.750%	10/1/09	(Prere.)	10,675	10,818
Pennsylvania GO	5.750%	10/1/09	(Prere.)	4,420	4,477
Pennsylvania GO	5.250%	10/15/09		2,000	2,010
Pennsylvania GO	5.000%	1/1/10		5,000	5,077
Pennsylvania GO	5.000%	1/15/10		1,405	1,428
Pennsylvania GO	6.000%	1/15/10	(Prere.)	5,000	5,151
Pennsylvania GO	5.250%	2/1/10		19,045	19,406
Pennsylvania GO	5.000%	3/1/10		10,000	10,219
Pennsylvania GO	2.000%	3/15/10		9,225	9,297
Pennsylvania GO	2.000%	4/15/10		16,830	16,998
Pennsylvania GO	5.000%	7/1/10	(14)	22,120	22,958
Pennsylvania GO	5.000%	8/1/10		3,000	3,125
1 Pennsylvania GO TOB VRDO	0.240%	9/8/09		11,525	11,525
1 Pennsylvania GO TOB VRDO	0.290%	9/8/09		4,200	4,200
1 Pennsylvania GO TOB VRDO	0.300%	9/8/09		11,150	11,150
1 Pennsylvania GO TOB VRDO	0.300%	9/8/09		7,100	7,100
1 Pennsylvania GO TOB VRDO	0.300%	9/8/09		3,000	3,000
1 Pennsylvania GO TOB VRDO	0.300%	9/8/09		19,320	19,320
Pennsylvania Higher Educ. Fac. Auth.
Rev.	2.000%	6/15/10		2,825	2,858
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Bryn Mawr College) PUT	0.750%	2/10/10		10,000	10,000
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.) VRDO	0.200%	9/1/09	LOC	30,325	30,325
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.) VRDO	0.280%	9/8/09	LOC	30,000	30,000
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.) VRDO	0.540%	9/8/09	LOC	18,835	18,835
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.) VRDO	0.590%	9/8/09	LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Gannon Univ.) VRDO	0.290%	9/8/09	LOC	5,975	5,975
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Gwynedd Mercy College) VRDO	0.290%	9/8/09	LOC	10,950	10,950
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Kings College) VRDO	0.290%	9/8/09	LOC	4,000	4,000
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Philadelphia Univ.) VRDO	0.240%	9/8/09	LOC	4,400	4,400
Pennsylvania Higher Educ. Fac. Auth.
Rev. (St. Joseph's Univ.) VRDO	0.270%	9/8/09	LOC	7,595	7,595
Pennsylvania Higher Educ. Fac. Auth.
Rev. (St. Joseph's Univ.) VRDO	0.370%	9/8/09	LOC	22,000	22,000

Pennsylvania Higher Educ. Fac. Auth.
Rev. (Thomas Jefferson Univ.) VRDO	0.220%	9/8/09	LOC	5,900	5,900
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Thomas Jefferson Univ.) VRDO	0.220%	9/8/09	LOC	3,500	3,500
1 Pennsylvania Higher Educ. Fac. Auth.
Rev. (Trustees of the Univ. of
Pennsylvania) TOB VRDO	0.300%	9/8/09		8,240	8,240
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Univ. of Pennsylvania Health
System) VRDO	0.230%	9/8/09	LOC	32,600	32,600
1 Pennsylvania Higher Educ. Fac. Auth.
Rev. (UPMC Health System) TOB
VRDO	0.300%	9/8/09		9,305	9,305
1 Pennsylvania Housing and Finance
Agency TOB VRDO	0.410%	9/8/09		4,940	4,940
1 Pennsylvania Housing Finance Agency
Rev. (Single Family Mortgage) TOB
VRDO	0.410%	9/8/09		10,055	10,055
1 Pennsylvania Housing Finance Agency
Rev. (Single Family Mortgage) TOB
VRDO	0.410%	9/8/09		35,185	35,185
Pennsylvania Housing Finance Agency
Rev. (Single Family Mortgage) VRDO	0.330%	9/8/09		4,950	4,950
Pennsylvania Housing Finance Agency
Rev. (Single Family Mortgage) VRDO	0.330%	9/8/09		17,160	17,160
Pennsylvania Housing Finance Agency
Rev. (Single Family Mortgage) VRDO	0.450%	9/8/09		10,000	10,000
Pennsylvania Housing Finance Agency
Rev. (Single Family Mortgage) VRDO	0.450%	9/8/09		25,105	25,105
Pennsylvania Housing Finance Agency
Rev. (Single Family Mortgage) VRDO	0.600%	9/8/09		30,000	30,000
Pennsylvania Housing Finance Agency
Rev. VRDO	0.310%	9/8/09		24,455	24,455
Pennsylvania Housing Finance Agency
Rev. VRDO	0.310%	9/8/09		10,020	10,020
Pennsylvania Housing Finance Agency
Rev. VRDO	0.350%	9/8/09		24,475	24,475
Pennsylvania Housing Finance Agency
Rev. VRDO	0.350%	9/8/09		18,950	18,950
Pennsylvania Housing Finance Agency
Rev. VRDO	0.450%	9/8/09		14,975	14,975
Pennsylvania Housing Finance Agency
Rev. VRDO	0.450%	9/8/09		20,000	20,000
Pennsylvania Housing Finance Agency
Rev. VRDO	0.450%	9/8/09		9,495	9,495
1 Pennsylvania Housing Finance Agency
TOB VRDO	0.540%	9/8/09		3,875	3,875
1 Pennsylvania Intergovernmental
Cooperation Auth. Rev. TOB VRDO	0.300%	9/8/09		5,050	5,050
Pennsylvania Intergovernmental
Cooperation Auth. Rev. VRDO	0.350%	9/8/09	(4)	11,655	11,655
Pennsylvania Intergovernmental
Cooperation Auth. Special Tax Rev.
(Philadelphia Funding Program)	2.000%	6/15/10		27,940	28,297
Pennsylvania State Univ. Rev.	2.000%	3/1/10		6,600	6,651
Pennsylvania State Univ. Rev. PUT	1.500%	6/1/10		14,800	14,915
1 Pennsylvania State Univ. Rev. TOB VRDO	0.300%	9/8/09		6,095	6,095
1 Pennsylvania State Univ. Rev. TOB VRDO	0.390%	9/8/09		5,375	5,375

1 Pennsylvania State Univ. TOB VRDO	0.260%	9/8/09	LOC	25,290	25,290
Pennsylvania Turnpike Comm.
Registration Fee Rev. VRDO	0.450%	9/8/09	(4)	8,475	8,475
1 Pennsylvania Turnpike Comm. Rev. TOB
VRDO	0.740%	9/8/09	(12)	4,325	4,325
Pennsylvania Turnpike Comm. Rev. VRDO	0.300%	9/8/09	LOC	10,000	10,000
Pennsylvania Turnpike Comm. Rev. VRDO	0.300%	9/8/09	LOC	58,800	58,800
Philadelphia PA Airport Rev. VRDO	0.320%	9/8/09	LOC	25,400	25,400
Philadelphia PA Auth. for Individual
Healthcare Dev. Rev. VRDO	0.330%	9/8/09	LOC	9,390	9,390
Philadelphia PA Auth. IDR (Girard Estate
Aramark Project) VRDO	0.270%	9/8/09	LOC	13,750	13,750
Philadelphia PA Auth. IDR (Philadelphia
Museum of Art) VRDO	0.120%	9/1/09	LOC	12,500	12,500
Philadelphia PA Gas Works Rev. VRDO	0.260%	9/8/09	LOC	9,700	9,700
Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Children's Hosp. of
Philadelphia) VRDO	0.120%	9/1/09		1,800	1,800
Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Children's Hosp. of
Philadelphia) VRDO	0.120%	9/1/09		3,400	3,400
Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Children's Hosp. of
Philadelphia) VRDO	0.120%	9/1/09		4,800	4,800
1 Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Wills Eye Hosp.) VRDO	0.270%	9/8/09	LOC	11,115	11,115
1 Philadelphia PA IDA Rev. (Fox Chase
Cancer Center) TOB VRDO	0.390%	9/8/09	LOC	12,000	12,000
Philadelphia PA IDA Rev. (William Penn
Charter) VRDO	0.290%	9/8/09	LOC	5,000	5,000
Philadelphia PA IDA Rev. VRDO	0.200%	9/8/09	LOC	48,800	48,800
Philadelphia PA School Dist. VRDO	0.220%	9/8/09	LOC	22,600	22,600
Philadelphia PA School Dist. VRDO	0.220%	9/8/09	LOC	5,000	5,000
Philadelphia PA School Dist. VRDO	0.330%	9/8/09	LOC	30,000	30,000
1 Philadelphia PA Water & Waste Water
Rev. TOB VRDO	0.270%	9/8/09	(4)	9,905	9,905
1 Philadelphia PA Water & Waste Water
Rev. TOB VRDO	0.440%	9/8/09	(13)	45,210	45,210
Philadelphia PA Water & Waste Water
Rev. VRDO	0.330%	9/8/09	LOC	43,455	43,455
Pittsburgh PA GO	5.000%	9/1/09	(14)(ETM)	11,650	11,650
Pittsburgh PA School Dist. BAN	3.500%	11/2/09		10,000	10,025
Red Lion PA School Dist. VRDO	0.450%	9/8/09	(4)	46,600	46,600
Ridley PA School Dist. VRDO	0.300%	9/8/09	LOC	4,000	4,000
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.) VRDO	0.280%	9/8/09	LOC	20,980	20,980
1 Southcentral Pennsylvania General Auth.
Rev. (Wellspan Health) TOB VRDO	0.290%	9/8/09		9,970	9,970
Southeastern Pennsylvania Transp. Auth.
Rev. VRDO	0.250%	9/8/09	LOC	14,200	14,200
St. Mary's Hosp. Auth. Bucks County PA
Rev. (Catholic Health Initiatives) VRDO	0.210%	9/8/09		30,900	30,900
St. Mary's Hosp. Auth. Bucks County PA
Rev. (Catholic Health Initiatives) VRDO	0.220%	9/8/09		9,900	9,900
State Public School Building Auth.
Pennsylvania College Rev. (North
Allegheny School Dist.) VRDO	0.260%	9/8/09		18,145	18,145

State Public School Building Auth.
Pennsylvania School Rev. (Harrisburg
Project) VRDO	0.280%	9/8/09	LOC	24,950	24,950
Temple Univ. of the Commonwealth
System RAN	1.250%	4/16/10		120,000	120,625
Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	0.270%	9/8/09		5,630	5,630
1 Univ. of Pittsburgh Barclays TOB VRDO	0.340%	9/8/09		6,665	6,665
Univ. of Pittsburgh PA Rev. CP	0.400%	11/4/09		6,000	6,000
Univ. of Pittsburgh PA Rev. CP	0.400%	12/9/09		12,500	12,500
Upper St. Claire PA VRDO	0.450%	9/8/09	(4)	25,460	25,460
West Chester PA Area School Dist. GO	1.750%	9/15/09		5,290	5,292
Westmoreland County PA IDA Rev.
(Excela Project) VRDO	0.290%	9/8/09	LOC	7,915	7,915
Wilkes-Barre PA Finance Auth. Rev. (King
College Project) VRDO	0.290%	9/8/09	LOC	10,680	10,680
York County PA IDA (Crescent Industries
Inc.) VRDO	0.480%	9/8/09	LOC	5,000	5,000
York County PA IDA (PECO) CP	0.400%	11/19/09	LOC	18,440	18,440
					3,407,885
Puerto Rico (3.6%)

1 Puerto Rico Aqueduct & Sewer Auth. Rev.
TOB VRDO	0.510%	9/8/09	(12)	5,450	5,450
1 Puerto Rico Electric Power Auth. Rev.
TOB VRDO	0.310%	9/8/09	(4)	8,030	8,030
1 Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	0.540%	9/8/09	(12)	19,400	19,400
1 Puerto Rico Ind. Medical & Environmental
Fac. Finance Auth. Rev. PCR (Abbott
Laboratories) PUT	2.000%	3/1/10		8,280	8,281
1 Puerto Rico Sales Tax Financing Corp.
Rev. TOB VRDO	0.320%	9/8/09		19,800	19,800
1 Puerto Rico Sales Tax Financing Corp.
Rev. TOB VRDO	0.320%	9/8/09	LOC	7,020	7,020
1 Puerto Rico Sales Tax Financing Corp.
Rev. TOB VRDO	0.340%	9/8/09	LOC	7,425	7,425
1 Puerto Rico Sales Tax Financing Corp.
Rev. TOB VRDO	0.340%	9/8/09	LOC	8,975	8,975
1 Puerto Rico Sales Tax Financing Corp.
Rev. TOB VRDO	0.390%	9/8/09		4,875	4,875
1 Puerto Rico Sales Tax Financing Corp.
Rev. TOB VRDO	0.490%	9/8/09		38,700	38,700
					127,956
Total Investments (100.0%) (Cost $3,535,841)					3,535,841
Other Assets and Liabilities-Net (0.0%)					(967)
Net Assets (100%)					3,534,874

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $641,416,000, representing 18.1% of net assets.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS - Auction Rate Security. BAN - Bond Anticipation Note. COP - Certificate of Participation. CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note. GO - General Obligation Bond.

IDA - Industrial Development Authority Bond. IDR - Industrial Development Revenue Bond. PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note. TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note. UFSD - Union Free School District. USD - United School District.

VRDO - Variable Rate Demand Obligation. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance). (2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance). (6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp. (14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Security Valuation: Securities are valued at amortized cost, which approximates market value.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2009

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Pennsylvania (94.8%)
Abington PA School Dist. GO	5.000%	4/1/32	(4)	6,495	6,611
Adams County PA GO	5.300%	5/15/11	(3)(Prere.)	10,240	11,022
Adams County PA IDA (Gettysburg
College) VRDO	0.230%	9/8/09	LOC	8,500	8,500
Allegheny County PA GO	0.000%	4/1/10	(14)	2,000	1,983
Allegheny County PA GO	5.250%	5/1/11	(3)(Prere.)	3,000	3,222
Allegheny County PA GO	5.500%	5/1/11	(3)(Prere.)	445	478
Allegheny County PA GO	5.750%	5/1/11	(3)(Prere.)	730	788
Allegheny County PA GO	5.750%	11/1/11	(14)	995	1,058
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	2,645	2,971
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	2,000	2,247
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	2,880	3,235
Allegheny County PA GO	5.375%	11/1/12	(14)(Prere.)	3,725	4,184
Allegheny County PA GO	5.500%	11/1/14	(14)	605	631
Allegheny County PA GO	5.375%	11/1/16	(14)	4,100	4,522
Allegheny County PA GO	5.375%	11/1/17	(14)	3,600	3,970
Allegheny County PA GO	6.000%	7/1/23	(14)	5,745	6,307
Allegheny County PA GO	5.000%	11/1/29		5,000	5,079
Allegheny County PA GO	5.000%	11/1/32	(4)	3,500	3,556
Allegheny County PA Higher Educ.
Auth. Rev. (Univ. of Pittsburgh
Medical Center Children's Hosp.)
VRDO	0.280%	9/8/09	LOC	26,500	26,500
Allegheny County PA Higher Educ.
Building Auth. (Carnegie Mellon
Univ.)	5.125%	3/1/32		3,000	3,023
Allegheny County PA Hosp. Dev. Auth.
Rev. (Magee Women's Hosp.)	6.000%	10/1/10	(14)	2,905	2,977
Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ. of Pittsburgh Medical
Center)	5.000%	6/15/13		2,000	2,162
Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ. of Pittsburgh Medical
Center)	5.000%	6/15/14		1,500	1,629
Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ. of Pittsburgh Medical
Center)	5.000%	9/1/14		25,000	27,525
Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ. of Pittsburgh Medical
Center)	5.000%	6/15/15		2,000	2,166
Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ. of Pittsburgh Medical
Center)	5.000%	6/15/18		7,000	7,265
Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ. of Pittsburgh)	6.000%	7/1/26	(14)	4,625	5,064
Allegheny County PA Hosp. Dev. Auth.
Rev. (Univ. of Pittsburgh)	6.000%	7/1/27	(14)	9,325	10,184

Allegheny County PA Port Auth. Rev.	5.375%	3/1/12	(14)	4,965	5,273
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14	(14)	2,355	2,479
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16	(14)	1,500	1,567
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17	(14)	2,750	2,863
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.500%	12/1/10	(14)(Prere.)	6,880	7,311
Allegheny County PA Sanitation Auth.
Sewer Rev.	6.000%	12/1/10	(14)	1,500	1,579
Allegheny County PA Sanitation Auth.
Sewer Rev.	6.000%	12/1/11	(14)	1,490	1,585
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.750%	12/1/12	(14)	1,180	1,246
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.375%	12/1/16	(14)	3,545	3,727
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.500%	12/1/16	(3)(ETM)	11,295	12,548
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.375%	12/1/18	(14)	15,000	15,636
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.000%	12/1/24	(14)	6,000	6,132
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.500%	12/1/30	(14)	2,150	2,189
Allegheny County PA Sanitation Auth.
Sewer Rev.	5.000%	12/1/32	(14)	12,000	12,060
Annville Cleona PA School Dist.	6.000%	3/1/28	(4)	1,500	1,625
Annville Cleona PA School Dist.	6.000%	3/1/31	(4)	2,475	2,648
Bensalem Township PA School Dist.
GO	5.250%	6/15/24	(14)	3,700	3,880
Berks County PA GO	0.000%	11/15/13	(14)	7,250	6,578
Berks County PA GO	0.000%	11/15/14	(14)	8,615	7,471
Berks County PA GO	0.000%	11/15/15	(14)	6,250	5,172
Berks County PA Hosp. Rev. (Reading
Hosp. & Medical Center)	5.500%	11/1/31		3,500	3,568
Berks County PA Hosp. Rev. (Reading
Hosp. & Medical Center)	5.750%	11/1/39		4,615	4,732
Berks County PA Hosp. Rev. (Reading
Hosp.)	5.700%	10/1/14	(14)	4,500	4,882
Bethlehem PA Area School Dist.	5.375%	3/15/12	(3)(Prere.)	7,500	8,302
Blair County PA Hosp. Auth. Rev.
(Altoona Hosp.)	5.500%	7/1/16	(2)	4,480	4,948
Bristol Borough PA School Dist. GO	5.250%	9/1/15	(4)(Prere.)	3,635	4,276
Bucks County PA IDA (Pennswood
Village Project)	6.000%	10/1/12	(Prere.)	2,600	2,987
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,820	2,012
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,725	1,907
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,635	1,807
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(14)(Prere.)	1,550	1,713
Catholic Health East Pennsylvania
Health Systems Rev.	5.375%	11/15/14	(Prere.)	3,000	3,487
Catholic Health East Pennsylvania
Health Systems Rev.	5.500%	11/15/14	(Prere.)	1,400	1,636
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	5,540	6,186
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	3,785	4,227
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	2,400	2,680
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	1,500	1,675
Central Bucks PA School Dist.	5.000%	5/15/24		11,750	12,880
Chambersburg PA Area School Dist.
GO	5.250%	3/1/29	(14)	3,805	3,874

Chester County PA GO	5.000%	7/15/26		4,345	4,709
1 Chester County PA GO	5.000%	7/15/27		5,000	5,387
Chester County PA Health & Educ. Fac.
Auth. Rev. (Devereux Foundation)	5.000%	11/1/31		4,500	3,811
Chester County PA Health & Educ. Fac.
Auth. Rev. (Jefferson Health System)	5.250%	5/15/22	(2)	33,580	33,730
Chester County PA School Auth. Rev.	5.000%	4/1/23	(2)	2,670	2,740
Chester County PA School Auth. Rev.	5.000%	4/1/24	(2)	1,000	1,022
Chester County PA School Auth. Rev.	5.000%	4/1/26	(2)	1,575	1,595
Clarion County PA IDA Auth. Rev.	5.000%	7/1/32	(10)	4,980	4,138
Clarion County PA IDA Auth. Rev.	5.000%	7/1/37	(10)	6,360	5,071
Coatesville PA School Dist. GO	5.250%	8/15/14	(4)(Prere.)	6,645	7,713
Commonwealth Financing Auth.
Pennsylvania Rev.	5.250%	6/1/23	(14)	13,535	14,246
Cumberland County PA Muni. Auth.
College Rev. (Dickinson College)	5.500%	11/1/10	(2)(Prere.)	3,230	3,417
Cumberland County PA Muni. Auth.
Rev.	7.250%	1/1/13	(Prere.)	7,360	8,719
Cumberland County PA Muni. Auth.
Rev. (Diakon Lutheran Ministries)	5.000%	1/1/27		2,700	2,348
Cumberland County PA Muni. Auth.
Rev. (Diakon Lutheran Ministries)	5.000%	1/1/36		6,750	5,416
Dallas PA School Dist. GO	5.000%	4/1/29	(11)	5,820	5,849
Danville PA Area School Dist. GO	5.000%	5/1/37	(4)	7,970	8,055
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health) 5.500%		8/15/28	(14)(ETM)	9,415	11,279
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health) 6.000%		6/1/36		15,000	15,186
Dauphin County PA General Auth.
Hosp. Rev. (West Pennsylvania
Hosp.)	5.500%	7/1/13	(14)(ETM)	4,100	4,445
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/12	(2)	3,300	3,369
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/13	(2)	4,665	4,740
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	8/1/24	(14)	4,000	4,084
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/31		10,000	7,389
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/27		8,905	7,200
Delaware County PA IDA PCR (PECO
Energy Co.)	4.000%	12/1/12		13,000	13,576
Delaware County PA Regional Water
Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,405	2,633
Delaware County PA Regional Water
Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,685	2,939
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19	(14)	1,645	1,798
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19	(14)	4,835	5,432
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20	(14)	1,735	1,887
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20	(14)	5,105	5,706
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21	(14)	1,825	1,965

Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22	(14)	1,920	2,051
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23	(14)	2,020	2,097
Delaware River Port Auth. Pennsylvania
& New Jersey Rev.	5.700%	1/1/23	(4)	8,345	8,370
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20	(12)	5,060	5,143
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21	(12)	3,000	3,029
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22	(12)	3,455	3,468
East Stroudsburg PA Area School Dist.
GO	5.000%	9/1/29	(4)	7,085	7,321
Erie County PA GO	5.000%	9/1/15	(3)(Prere.)	5,525	6,443
Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation)	5.000%	11/1/35	(11)	7,000	6,165
Erie PA School Dist. GO	0.000%	9/1/10	(4)	5,665	5,572
Erie PA School Dist. GO	0.000%	9/1/11	(4)	5,780	5,552
Erie PA School Dist. GO	0.000%	5/1/16	(14)(ETM)	3,175	2,594
Erie PA School Dist. GO	0.000%	9/1/18	(4)	830	569
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System)	5.125%	6/1/34		5,000	4,975
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System)	5.250%	6/1/39		18,000	18,053
Geisinger Health System Auth. of
Pennsylvania Rev. (Penn State
Geisinger Health System) VRDO	0.120%	9/1/09		2,600	2,600
Geisinger Health System Auth. of
Pennsylvania Rev. VRDO	0.130%	9/1/09		15,450	15,450
Hazleton PA Area School Dist. GO	5.500%	3/1/11	(14)	3,740	3,951
Hazleton PA Area School Dist. GO	5.750%	3/1/12	(14)	1,420	1,545
Hazleton PA Area School Dist. GO	6.000%	3/1/16	(14)	18,245	20,318
Hazleton PA Area School Dist. GO	0.000%	3/1/17	(14)	4,425	3,188
Hazleton PA Area School Dist. GO	0.000%	3/1/22	(14)	5,265	2,777
Hempfield PA Area School Dist.
(Westmoreland County) GO	5.000%	9/15/15	(3)(Prere.)	5,030	5,869
Lackawanna County PA GO	5.000%	9/15/29	(2)	1,975	1,988
Lackawanna County PA GO	5.000%	9/15/29	(4)(Prere.)	3,745	3,860
Lake Lehman PA School Dist. GO	0.000%	4/1/14	(14)	1,290	1,109
Lake Lehman PA School Dist. GO	0.000%	4/1/15	(14)	1,295	1,060
Lake Lehman PA School Dist. GO	0.000%	4/1/16	(14)	1,310	1,018
Lake Lehman PA School Dist. GO	0.000%	4/1/17	(14)	1,315	963
Lake Lehman PA School Dist. GO	0.000%	4/1/18	(14)	1,000	690
Lancaster County PA GO	5.500%	11/1/16	(14)	1,025	1,123
Lancaster County PA GO	5.500%	11/1/17	(14)	1,060	1,161
Lancaster County PA GO	5.500%	11/1/18	(14)	1,120	1,206
Lancaster County PA GO	5.500%	11/1/19	(14)	1,175	1,265
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/26		9,205	9,303
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.)	5.000%	3/15/36		12,370	11,760
Lancaster County PA Hosp. Auth. Rev.
(Lancaster General Hosp.) VRDO	0.180%	9/1/09	LOC	7,300	7,300
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/21		1,000	1,016
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/31		6,000	6,002

Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/22		1,135	1,188
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/27		2,775	2,830
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/37		4,000	3,906
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21		1,635	1,631
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31		2,165	2,008
Lebanon County Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/35		10,500	9,056
Lehigh County PA General Purpose
Hosp. Auth. Rev. (Lehigh Valley
Health Network)	5.375%	7/1/14	(4)	900	944
Lehigh County PA General Purpose
Hosp. Auth. Rev. (Lehigh Valley
Health Network)	7.000%	7/1/16	(14)	4,415	5,145
Lehigh County PA General Purpose
Hosp. Auth. Rev. (Lehigh Valley
Health Network)	5.000%	7/1/35	(4)	10,000	9,675
Lehigh County PA General Purpose
Hosp. Auth. Rev. (Lehigh Valley
Health Network) VRDO	0.140%	9/1/09	LOC	2,000	2,000
Lower Merion PA School Dist. GO	5.000%	9/1/28		7,845	8,411
Lower Merion PA School Dist. GO	5.000%	9/1/30		8,670	9,198
Lower Merion PA School Dist. GO	5.000%	9/1/32		5,000	5,249
Luzerne County PA GO	0.000%	11/15/12	(14)(Prere.)	2,360	1,772
Luzerne County PA GO	0.000%	11/15/12	(14)(Prere.)	2,390	1,685
Luzerne County PA GO	5.250%	12/15/21	(14)	5,320	5,864
Lycoming County PA Auth. College
Rev. (PA College of Technology)	5.250%	10/1/27	(12)	5,395	5,661
Lycoming County PA Auth. College
Rev. (PA College of Technology)	5.500%	10/1/37	(12)	6,650	6,851
McKeesport PA Area School Dist. GO	0.000%	10/1/09	(14)	2,020	2,018
McKeesport PA Area School Dist. GO	0.000%	10/1/10	(14)	1,840	1,806
McKeesport PA Area School Dist. GO	0.000%	10/1/11	(14)	1,835	1,759
McKeesport PA Area School Dist. GO	0.000%	10/1/14	(14)	2,040	1,738
McKeesport PA Area School Dist. GO	0.000%	10/1/15	(14)	2,040	1,658
McKeesport PA Area School Dist. GO	0.000%	10/1/16	(14)	4,655	3,583
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)(ETM)	425	308
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)	2,650	1,837
Mercersburg Borough PA General
Purpose Auth. (Mercersburg College)
VRDO	1.400%	9/8/09	LOC	5,880	5,880
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.000%	1/1/27		2,000	1,839
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.125%	1/1/37		3,000	2,638
Monroe County PA Hosp. Auth. Rev.
(Pocono Medical Center)	5.250%	1/1/43		6,450	5,647
Montgomery County PA GO	5.000%	10/15/28		13,235	14,124
Montgomery County PA GO	5.000%	10/15/31		6,450	6,781
Montgomery County PA Higher Educ. &
Health Auth. Rev. (Catholic Health
East)	5.375%	11/15/14	(Prere.)	2,175	2,537
Montgomery County PA Higher Educ. &
Health Auth. Rev. (Dickinson College) 5.000%		5/1/31	(11)	5,750	5,756

Montgomery County PA Higher Educ. &
Health Auth. Rev. (Holy Redeemer
Health System)	5.250%	1/1/36		17,500	13,295
Montgomery County PA IDA Rev. (Hill
School)	5.000%	8/15/25	(14)	6,500	6,752
Montgomery County PA IDA Rev. (Hill
School)	5.000%	8/15/26	(14)	3,550	3,675
Montgomery County PA IDA Rev. (Hill
School)	5.000%	8/15/27	(14)	3,300	3,401
Moon Area School Dist. PA GO	5.000%	11/15/28	(4)	5,000	5,142
Mount Lebanon PA School Dist. GO	5.000%	2/15/13	(14)(Prere.)	9,280	10,405
North Pocono PA School Dist. GO	5.000%	3/15/26	(14)	4,035	4,104
Northampton County PA General
Purpose Auth. Univ. Rev. (Lehigh
Univ.)	5.000%	11/15/39		2,595	2,633
Northampton County PA General
Purpose Auth. Univ. Rev. (Lehigh
Univ.) VRDO	0.220%	9/8/09		1,500	1,500
Northampton County PA General
Purpose Auth. Univ. Rev. (Saint
Lukes Hosp. Project)	5.375%	8/15/28		5,000	4,585
Northampton County PA General
Purpose Auth. Univ. Rev. (Saint
Lukes Hosp. Project)	5.500%	8/15/35		2,500	2,226
Northampton County PA General
Purpose Auth. Univ. Rev. (Saint
Lukes Hosp. Project)	5.500%	8/15/40		5,000	4,373
Norwin PA School Dist. GO	3.250%	4/1/33	(4)	10,485	7,680
Owen J. Roberts School Dist.
Pennsylvania GO	5.500%	8/15/17	(4)	1,495	1,658
Owen J. Roberts School Dist.
Pennsylvania GO	5.000%	5/15/31	(4)	8,000	8,206
Owen J. Roberts School Dist.
Pennsylvania GO	5.000%	5/15/35	(4)	5,000	5,088
Parkland PA School Dist. GO	5.375%	9/1/15	(14)	3,050	3,523
Parkland PA School Dist. GO	5.375%	9/1/16	(14)	2,000	2,317
Pennsbury PA School Dist. GO	5.250%	8/1/24	(4)	9,135	9,679
Pennsylvania Econ. Dev. Financing
Auth. Fac. Rev. (Allegheny Energy
Supply Company)	7.000%	7/15/39		7,000	7,215
Pennsylvania Econ. Dev. Financing
Auth. Fac. Rev. (American Water
Company Project)	6.200%	4/1/39		5,000	5,254
Pennsylvania GO	5.000%	10/1/10	(14)	22,485	23,544
Pennsylvania GO	6.000%	1/15/11	(Prere.)	3,000	3,087
Pennsylvania GO	5.000%	8/1/11		17,000	18,326
Pennsylvania GO	5.000%	8/1/12		20,705	22,914
Pennsylvania GO	5.000%	7/1/13	(14)	3,690	4,156
Pennsylvania GO	5.000%	9/1/13		1,200	1,356
Pennsylvania GO	5.500%	2/1/14	(14)	2,000	2,297
Pennsylvania GO	5.000%	2/15/14		4,930	5,570
Pennsylvania GO	5.000%	9/1/14	(4)	21,550	24,596
Pennsylvania GO	5.250%	7/1/15		25,000	28,989
Pennsylvania GO	5.000%	8/1/17		10,000	11,558
Pennsylvania GO	5.000%	11/1/17		2,000	2,315
Pennsylvania GO	5.375%	7/1/21		16,000	19,005
Pennsylvania GO	5.000%	1/1/22		18,055	19,559
Pennsylvania GO	5.000%	8/1/22		33,825	37,171

Pennsylvania GO	5.000%	1/1/26		40,450	42,993
Pennsylvania GO	5.000%	3/15/27		5,655	6,118
Pennsylvania Higher Educ. Assistance
Agency Rev.	6.125%	12/15/10	(14)(Prere.)	2,000	2,136
Pennsylvania Higher Educ. Fac. Auth.
Rev.	5.500%	6/15/17	(2)(Prere.)	935	964
Pennsylvania Higher Educ. Fac. Auth.
Rev.	5.625%	6/15/19	(2)(Prere.)	1,160	1,191
Pennsylvania Higher Educ. Fac. Auth.
Rev.	5.000%	6/15/30		1,595	1,646
Pennsylvania Higher Educ. Fac. Auth.
Rev.	5.000%	6/15/31		1,670	1,713
Pennsylvania Higher Educ. Fac. Auth.
Rev.	5.000%	6/15/34		5,535	5,629
Pennsylvania Higher Educ. Fac. Auth.
Rev.	5.000%	11/1/37	(12)	5,745	5,787
Pennsylvania Higher Educ. Fac. Auth.
Rev.	5.000%	6/15/39		1,270	1,284
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Bryn Mawr College)	5.250%	12/1/12	(2)	11,120	12,238
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Bryn Mawr College)	5.000%	12/1/37	(2)	14,170	14,042
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.)	5.000%	5/1/32	(14)	4,950	4,819
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Drexel Univ.)	5.000%	5/1/37	(14)	2,300	2,296
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Foundation for Indiana Univ. of
Pennsylvania Student Housing)	0.850%	7/1/17	(10)	6,220	4,452
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Foundation for Indiana Univ. of
Pennsylvania Student Housing)	5.125%	7/1/39	(10)	17,130	12,740
Pennsylvania Higher Educ. Fac. Auth.
Rev. (La Salle Univ.)	5.250%	5/1/27		3,000	2,819
Pennsylvania Higher Educ. Fac. Auth.
Rev. (La Salle Univ.)	5.000%	5/1/37		3,250	2,748
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Philadelphia Univ.)	5.125%	6/1/25		3,500	3,234
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Philadelphia Univ.)	5.000%	11/1/25	(12)	2,285	2,412
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Philadelphia Univ.)	5.000%	11/1/27	(12)	1,800	1,879
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Philadelphia Univ.)	5.250%	6/1/32		6,350	5,598
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Slippery Rock Univ.
Foundation)	5.000%	7/1/31	(10)	10,460	8,979
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Slippery Rock Univ.
Foundation)	5.000%	7/1/37	(10)	3,500	2,886
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Slippery Rock Univ.
Foundation)	5.000%	7/1/39	(10)	10,000	8,180
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Temple Univ.)	5.250%	4/1/11	(14)	1,225	1,235
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Temple Univ.)	5.000%	4/1/23	(14)	12,200	12,777

Pennsylvania Higher Educ. Fac. Auth.
Rev. (Temple Univ.)	5.000%	4/1/24	(14)	12,680	13,206
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Thomas Jefferson Univ.)	5.375%	1/1/13	(Prere.)	4,435	4,958
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Thomas Jefferson Univ.)	5.000%	9/1/39	(2)	9,000	8,490
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Univ. of Pennsylvania Health
System) VRDO	0.230%	9/8/09	LOC	7,450	7,450
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Univ. of Scranton)	5.000%	11/1/28	(10)	4,080	4,094
Pennsylvania Higher Educ. Fac. Auth.
Rev. (UPMC Health Systems)	6.250%	1/15/16		3,120	3,349
Pennsylvania Higher Educ. Fac. Auth.
Rev. (UPMC Health Systems)	6.000%	1/15/22		5,000	5,128
Pennsylvania Higher Educ. Fac. Auth.
Rev. (UPMC Health Systems)	6.000%	1/15/31		5,000	5,112
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Widener)	5.000%	7/15/20		2,360	2,350
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Widener)	5.000%	7/15/26		1,200	1,118
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Widener)	5.400%	7/15/36		3,000	2,735
Pennsylvania Higher Educ. Fac. Auth.
Rev. (Widener)	5.000%	7/15/39		3,000	2,552
Pennsylvania Higher Educ. Fac. Auth.
Rev. PUT	5.000%	5/1/11	LOC	9,120	9,360
Pennsylvania Housing Finance Agency
Rev.	5.400%	10/1/33		25,000	25,662
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	575	649
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17	(2)	7,000	7,471
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18	(2)	7,630	8,104
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19	(2)	10,040	10,615
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	(2)	4,495	4,730
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21	(2)	8,130	8,525
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	21,564
Pennsylvania Public School Building
Auth. Lease Rev. (School Dist. of
Philadelphia)	5.000%	6/1/27	(4)	12,880	13,403
Pennsylvania Public School Building
Auth. Lease Rev. (School Dist. of
Philadelphia)	5.000%	6/1/31	(4)	18,305	18,593
Pennsylvania State Univ. Rev.	5.250%	8/15/12		5,980	6,660
Pennsylvania State Univ. Rev.	5.000%	3/1/22		1,250	1,395
Pennsylvania State Univ. Rev.	5.000%	3/1/23		2,020	2,238
Pennsylvania State Univ. Rev.	5.000%	9/1/24		10,625	11,204
Pennsylvania State Univ. Rev.	5.000%	9/1/24		3,000	3,193
Pennsylvania State Univ. Rev.	5.250%	8/15/25		5,360	6,241
Pennsylvania State Univ. Rev.	5.000%	3/1/26		3,300	3,589
Pennsylvania State Univ. Rev.	5.000%	3/1/28		1,000	1,073
Pennsylvania State Univ. Rev.	5.000%	9/1/29		7,625	7,898
Pennsylvania State Univ. Rev.	5.000%	9/1/29		2,500	2,605
Pennsylvania State Univ. Rev.	5.000%	9/1/34		6,325	6,457
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev.	5.000%	12/1/13	(14)(Prere.)	6,000	6,844
Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev.	5.000%	12/1/26	(2)	4,000	4,105

Pennsylvania Turnpike Comm. Oil
Franchise Tax Rev.	5.000%	12/1/27	(2)	3,000	3,064
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/10	(12)	4,000	4,073
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,505	1,647
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	2,500	2,736
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,000	1,094
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/12	(12)	2,015	2,094
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12	(14)	9,000	9,716
Pennsylvania Turnpike Comm. Rev.	3.000%	6/1/13	(12)	2,500	2,598
Pennsylvania Turnpike Comm. Rev.	4.000%	6/1/14	(12)	1,565	1,683
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27	(4)	4,000	4,551
Pennsylvania Turnpike Comm. Rev.	5.375%	6/1/28		12,785	13,454
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28	(4)	9,375	10,622
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31	(2)	17,610	18,076
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32	(2)	16,000	16,367
Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		17,920	18,924
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		12,435	12,635
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/38	(12)	6,340	6,488
Pennsylvania Turnpike Comm. Rev.	6.250%	6/1/38	(12)	19,595	22,268
Pennsylvania Turnpike Comm. Rev.	5.000%	6/1/39	(12)	20,000	20,260
Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/39		23,205	23,543
Pennsylvania Turnpike Comm. Rev.	5.750%	6/1/39		20,000	21,053
Philadelphia PA Airport Parking Auth.	5.000%	9/1/13		3,260	3,539
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24	(2)	1,045	1,047
Philadelphia PA Airport Parking Auth.	5.250%	9/1/29	(4)	3,530	3,547
Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	3,965	3,977
Philadelphia PA Gas Works Rev.	5.250%	8/1/11	(4)(Prere.)	8,000	8,667
Philadelphia PA Gas Works Rev.	5.375%	7/1/12	(4)	4,000	4,011
Philadelphia PA Gas Works Rev.	5.375%	7/1/14	(4)	4,310	4,319
Philadelphia PA Gas Works Rev.	5.375%	7/1/16	(4)	13,280	14,897
Philadelphia PA Gas Works Rev.	5.000%	8/1/16		3,000	3,016
Philadelphia PA Gas Works Rev.	5.250%	8/1/17		2,000	2,021
Philadelphia PA Gas Works Rev.	5.375%	7/1/18	(4)	11,555	12,937
Philadelphia PA Gas Works Rev.	5.000%	10/1/37	(2)	3,000	2,573
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	2,135	2,280
Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	4,775	5,100
Philadelphia PA GO	5.000%	12/15/17	(4)	5,555	6,064
Philadelphia PA GO	5.000%	8/1/18	(14)	6,170	6,347
Philadelphia PA GO	5.000%	8/1/19	(14)	7,735	7,877
Philadelphia PA GO	5.000%	8/1/20	(14)	8,005	8,137
Philadelphia PA GO	5.000%	8/1/21	(14)	6,235	6,300
Philadelphia PA GO	7.125%	7/15/38	(12)	3,500	3,889
Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Children's Hosp. of
Philadelphia) VRDO	0.120%	9/1/09		4,800	4,800
Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Children's Hosp. of
Philadelphia) VRDO	0.120%	9/1/09		3,800	3,800
Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Jefferson Health
System)	5.125%	5/15/18	(2)	5,700	5,733
Philadelphia PA Hosp. & Higher Educ.
Fac. Auth. Rev. (Temple University
Health System)	5.500%	7/1/30		5,000	4,103
Philadelphia PA IDA Rev. (Philadelphia
Airport System)	5.750%	6/15/10	(14)	4,440	4,455
Philadelphia PA IDA Rev. (Philadelphia
Airport System)	5.250%	6/15/15	(14)	5,695	5,705

Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/34		3,250	3,315
Philadelphia PA Muni. Auth. Rev.	6.500%	4/1/39		9,500	9,641
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15	(14)	3,000	3,139
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17	(14)	2,255	2,336
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19	(14)	2,815	2,890
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20	(14)	2,000	2,047
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22	(14)	5,275	5,362
Philadelphia PA School Dist. GO	5.250%	2/1/12	(4)	1,000	1,088
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	6,200	6,835
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,800	1,984
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,500	2,756
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,205
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,205
Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,000	1,102
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,125
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,500	7,312
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,000	6,749
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,125
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	10,235	11,513
Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	3,500	3,937
Philadelphia PA School Dist. GO	5.000%	6/1/26	(14)	5,000	5,249
Philadelphia PA School Dist. GO	6.000%	9/1/38		20,000	21,331
Philadelphia PA Water & Waste Water
Rev.	7.000%	6/15/11	(14)	17,685	19,277
Philadelphia PA Water & Waste Water
Rev.	6.250%	8/1/11	(14)	3,750	4,059
Philadelphia PA Water & Waste Water
Rev.	5.250%	11/1/16	(14)	5,040	5,299
Philadelphia PA Water & Waste Water
Rev.	5.250%	11/1/17	(14)	5,460	5,704
Philadelphia PA Water & Waste Water
Rev.	5.600%	8/1/18	(14)(ETM)	925	1,078
Philadelphia PA Water & Waste Water
Rev.	5.375%	11/1/19	(14)	4,155	4,435
Philadelphia PA Water & Waste Water
Rev.	5.250%	1/1/32		5,000	5,073
Philadelphia PA Water & Waste Water
Rev.	5.250%	1/1/36		3,000	3,011
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	5,330	5,898
Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	2,015	2,230
Pittsburgh PA GO	5.500%	9/1/13	(2)	5,635	5,805
Pittsburgh PA GO	5.500%	9/1/14	(2)	10,255	10,981
Pittsburgh PA GO	5.500%	9/1/15	(2)	2,125	2,171
Pittsburgh PA School Dist. GO	5.375%	9/1/14	(4)	1,755	2,000
Pittsburgh PA School Dist. GO	5.500%	9/1/16	(4)	4,000	4,528
Pittsburgh PA School Dist. GO	5.500%	9/1/18	(4)	2,880	3,253
Pittsburgh PA Water & Sewer Auth.
Rev.	5.125%	6/1/12	(2)(Prere.)	3,000	3,309
Pittsburgh PA Water & Sewer Auth.
Rev.	7.250%	9/1/14	(3)(ETM)	14,705	16,780
Pittsburgh PA Water & Sewer Auth.
Rev.	0.000%	9/1/27	(3)(ETM)	1,935	811
Pittsburgh PA Water & Sewer Auth.
Rev.	0.000%	9/1/27	(14)	10,830	3,413
Pittsburgh PA Water & Sewer Auth.
Rev.	0.000%	9/1/28	(3)(ETM)	1,365	537
Pittsburgh PA Water & Sewer Auth.
Rev.	0.000%	9/1/28	(14)	7,600	2,210

Pittsburgh PA Water & Sewer Auth.
Rev.	0.000%	9/1/29	(3)(ETM)	4,725	1,760
Pittsburgh PA Water & Sewer Auth.
Rev.	0.000%	9/1/29	(14)	26,930	7,256
Pocono Mountain PA School Dist. GO	5.000%	9/1/31	(4)	9,000	9,141
Radnor Township PA School Dist.	5.000%	8/15/15	(4)(Prere.)	835	973
Radnor Township PA School Dist.	5.000%	2/15/35	(4)	1,665	1,685
Reading PA School Dist. GO	0.000%	1/15/15	(14)	9,260	7,200
Reading PA School Dist. GO	0.000%	1/15/16	(14)	9,270	6,800
Reading PA School Dist. GO	5.000%	1/15/29	(4)	6,120	6,274
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	2,225	2,477
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,480	1,664
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,425	1,602
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,515	1,704
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	2,390	2,687
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,850	2,080
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/13		520	549
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/14		500	525
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/15		530	553
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/16		835	868
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/17		1,725	1,791
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/18		650	673
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21		775	785
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/31		2,840	2,796
Scranton PA School Dist. GO	5.250%	6/15/27	(10)	2,750	2,826
Scranton PA School Dist. GO	5.250%	6/15/31	(10)	2,375	2,399
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Mercy Health
System)	5.625%	1/1/16	(14)	5,490	5,492
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Mercy Health
System)	5.700%	1/1/23	(14)	9,205	8,775
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Univ. of
Scranton)	5.000%	11/1/32	(10)	3,850	3,707
Scranton-Lackawanna PA Health &
Welfare Auth. Rev. (Univ. of
Scranton)	5.000%	11/1/37	(10)	3,000	2,807
Shamokin-Coal Township PA	5.000%	7/1/30	(4)	5,700	5,805
Shamokin-Coal Township PA	5.000%	7/1/36	(4)	6,500	6,529
Snyder County PA Higher Educ. Auth.
Univ. Rev. (Susquehanna Univ.
Project)	5.000%	1/1/30	(11)	5,000	4,956
Somerset PA Area School Dist. GO	5.000%	3/15/25	(4)	7,090	7,509

South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/10	(6)	445	452
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/18	(6)	7,000	7,253
Southcentral Pennsylvania General
Auth. Rev. (Wellspan Health)	6.000%	6/1/25		20,000	21,697
State Public School Building Auth.
Pennsylvania School Rev. (Daniel
Boone School Dist.)	5.000%	4/1/13	(14)(Prere.)	10,000	11,172
State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.)	5.000%	6/1/13	(4)(Prere.)	30,800	34,740
State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.)	5.250%	6/1/13	(4)(Prere.)	9,280	10,551
Swarthmore Borough Auth. PA College
Rev.	5.000%	9/15/30		21,000	21,820
Uniontown PA Area School Dist. GO	5.500%	10/1/12	(4)(Prere.)	9,950	11,238
Unionville Chadds Ford PA School Dist.	5.000%	6/1/32		6,440	6,645
Univ. of Pittsburgh of the
Commonwealth System of Higher
Educ. Pennsylvania (Univ. Capital
Project)	5.500%	9/15/24		3,000	3,351
Univ. of Pittsburgh of the
Commonwealth System of Higher
Educ. Pennsylvania (Univ. Capital
Project)	5.250%	9/15/29		14,000	14,945
Univ. of Pittsburgh of the
Commonwealth System of Higher
Educ. Pennsylvania (Univ. Capital
Project)	5.250%	9/15/34		10,100	10,557
Univ. of Pittsburgh of the
Commonwealth System of Higher
Educ. Pennsylvania (Univ. Capital
Project) CP	5.000%	9/15/35		11,500	11,755
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,435	2,648
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,570	2,794
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.250%	7/1/10	(2)	1,750	1,771
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.125%	7/1/11	(2)(ETM)	330	354
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.125%	7/1/11	(2)	1,510	1,593
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.125%	7/1/12	(2)	1,935	1,979
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.250%	7/1/13	(2)	2,035	2,070
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.375%	7/1/14	(2)	1,640	1,675
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.375%	7/1/15	(2)	2,250	2,291
Washington County PA Hosp. Auth.
Rev. (Washington Hosp.)	5.500%	7/1/16	(2)	2,375	2,406
West Chester PA Area School Dist. GO	4.500%	5/15/27	(4)	17,500	17,774
West Chester PA Area School Dist. GO	5.000%	5/15/28	(14)	7,480	7,841
West Cornwall Township PA Muni.
Auth. College Rev. (Elizabethtown
College)	6.000%	12/15/11	(Prere.)	2,650	2,951

West Cornwall Township PA Muni.
Auth. College Rev. (Elizabethtown
College)	6.000%	12/15/11	(Prere.)	2,000	2,227
West Jefferson Hills PA School Dist.
GO	5.200%	8/1/11	(4)(Prere.)	1,020	1,105
West Jefferson Hills PA School Dist.
GO	5.200%	8/1/11	(4)(Prere.)	1,080	1,170
West Jefferson Hills PA School Dist.
GO	5.200%	8/1/17	(4)	935	994
West Jefferson Hills PA School Dist.
GO	5.200%	8/1/18	(4)	980	1,033
Westmoreland County PA Muni. Auth.
Rev.	5.250%	8/15/15	(4)(Prere.)	3,490	4,103
Westmoreland County PA Muni. Auth.
Rev.	6.125%	7/1/17	(14)(ETM)	7,360	8,721
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/15	(3)	5,000	3,963
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/23	(14)	5,000	2,520
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/24	(14)	4,000	1,727
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/27		2,200	1,988
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/37		3,000	2,504
Wyoming PA Area School Dist.	5.000%	9/1/26	(14)	2,000	2,037
Wyoming PA Area School Dist.	5.000%	9/1/29	(14)	5,125	5,153
York County PA	5.000%	6/1/33	(14)	6,000	6,096
York County PA Solid Waste & Refuse
Auth. Rev.	5.500%	12/1/13	(14)	6,750	7,635
York County PA Solid Waste & Refuse
Auth. Rev.	5.500%	12/1/14	(14)	4,050	4,621
					2,603,140
Puerto Rico (3.8%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20		5,300	5,562
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(14)	5,000	5,155

Puerto Rico GO	5.500%	7/1/18	(14)	10,000	10,320
Puerto Rico GO	5.500%	7/1/20	(3)	6,000	6,093
Puerto Rico GO	5.500%	7/1/22	(3)	8,960	9,050
Puerto Rico Highway & Transp. Auth.
Rev.	5.500%	7/1/19	(14)	17,000	17,257
Puerto Rico Highway & Transp. Auth.
Rev.	5.500%	7/1/20	(14)	14,610	14,716
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	5.500%	7/1/23	(2)	10,000	9,847
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	0.000%	7/1/30	(3)	14,905	3,196
Puerto Rico Infrastructure Financing
Auth. Special Tax Rev.	0.000%	7/1/31	(3)	28,695	5,675
Puerto Rico Public Buildings Auth. Govt.
Fac. Rev.	5.750%	7/1/22		4,990	4,936
Puerto Rico Public Buildings Auth. Govt.
Fac. Rev.	5.750%	7/1/22	(ETM)	10	12
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	10,875	13,243
					105,062
Virgin Islands (0.2%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12		2,000	2,040
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20		1,750	1,734
					3,774
Total Investments (98.8%) (Cost $2,686,982)					2,711,976
Other Assets and Liabilities-Net (1.2%)					33,323
Net Assets (100%)					2,745,299

1	Securities with a value of $1,600,000 have been segregated as initial margin for open futures contracts.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security. BAN - Bond Anticipation Note. COP - Certificate of Participation. CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note. GO - General Obligation Bond.

IDA - Industrial Development Authority Bond. IDR - Industrial Development Revenue Bond. PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note. TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note. UFSD - Union Free School District. USD - United School District.

VRDO - Variable Rate Demand Obligation. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance). (2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4)	FSA (Financial Security Assurance).
(5)	BIGI (Bond Investors Guaranty Insurance).
(6)	Connie Lee Inc.
(7)	FHA (Federal Housing Authority).
(8)	CapMAC (Capital Markets Assurance Corporation).
(9)	American Capital Access Financial Guaranty Corporation.
(10)	XL Capital Assurance Inc.
(11)	CIFG (CDC IXIS Financial Guaranty).
(12)	Assured Guaranty Corp.
(13)	Berkshire Hathaway Assurance Corp.
(14)	National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

Pennsylvania Long-Term Tax-Exempt Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2009, the cost of investment securities for tax purposes was $2,688,516,000. Net unrealized appreciation of investment securities for tax purposes was $23,460,000, consisting of unrealized gains of $87,093,000 on securities that had risen in value since their purchase and $63,633,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of		Unrealized
		Long (Short	Aggregate	Appreciation
Futures Contracts	Expiration	Contracts)	Settlement Value	(Depreciation)
30-Year U.S. Treasury Bond	December 2009	(336)	40,236	(172)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Pennsylvania Long-Term Tax-Exempt Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,711,976	—
Futures Contracts—Liabilities[1]	(196)	—	—
Total	(196)	2,711,976	—
1 Represents variation margin on the last day of the reporting period.

Item 2: Controls and Procedures

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2009

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.